Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Charters-out [Abstract]
Minimum Future Charter Revenue

Period/Year	Amount
July to December 2018	149,712
2019	232,196
2020	201,453
2021	163,775
2022 to 2029	385,192

Minimum charter payments	1,132,328